Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (7,167,849)	$ (8,573,128)	$ (11,855,207)
Stock-based compensation	4,698,953	3,035,122	802,725
Gain from sale of cost method investment	0	0
Equity in losses of subsidiaries, VIEs and VIE's subsidiaries		(2,773,839)
Prepaid expenses and other current assets	(1,284,341)	1,131,750	471,699
Accrued expenses and other current liabilities	161,455	(1,189,465)	(715,741)
Net cash provided by (used in) operating activities	1,172,136	158,656	(29,042,932)
Net cash (used in) provided by investing activities	(4,598,163)	7,577,511	10,960,855
Proceeds from stock options exercised by employees	654,069	640	3,200
Net cash provided by financing activities	(371,719)	(12,137,905)	(5,668,804)
Effect of exchange rate changes	(34,691)	(133,308)	15,785
Net increase (decrease) in cash and cash equivalents	(3,832,437)	(4,535,046)	(23,735,096)
Cash and cash equivalents, beginning of year	36,370,950	40,905,996	64,641,092
Cash and cash equivalents, end of year	32,538,513	36,370,950	40,905,996
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(7,167,849)	(8,573,128)	(11,855,207)
Stock-based compensation	4,132,182	2,539,274	207,677
Gain from sale of cost method investment	(4,337,736)
Equity in losses of subsidiaries, VIEs and VIE's subsidiaries	6,394,055	4,985,519	9,674,955
Prepaid expenses and other current assets	(143,380)	(63,446)	26,907
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	983,297	(4,092,500)	317,359
Rental deposits		(271)	(66,622)
Accrued expenses and other current liabilities	10,825	34,392	(10,225)
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	1,535,073	1,779,098	8,095,649
Net cash provided by (used in) operating activities	1,406,467	(3,391,062)	6,390,493
Dividend receivable	1,375,727	1,140,713	4,171,269
Capital injection to subsidiaries	(2,774,315)		(10,327,422)
Net cash (used in) provided by investing activities	(1,398,588)	1,140,713	(6,156,153)
Proceeds from stock options exercised by employees	654,055	30,440	3,200
Net cash provided by financing activities	654,055	30,440	3,200
Effect of exchange rate changes			1
Net increase (decrease) in cash and cash equivalents	661,934	(2,219,909)	237,541
Cash and cash equivalents, beginning of year	721,271	2,941,180	2,703,639
Cash and cash equivalents, end of year	$ 1,383,205	$ 721,271	$ 2,941,180